Segments - Summary of Results by Segment (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Employee	Dec. 31, 2018 GBP (£) Employee	Dec. 31, 2017 GBP (£) Employee
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 3,295	£ 3,606	£ 3,803
Non-interest income/(expense)	875	937	1,109
Total operating income/(expense)	4,170	4,543	4,912
Operating expenses before credit impairment losses, provisions and charges	(2,526)	(2,563)	(2,502)
Credit impairment (losses)/releases	(220)	(153)	(203)
Provisions for other liabilities and charges	(443)	(260)	(393)
Total operating credit impairment losses, provisions and (charges)/releases	(663)	(413)	(596)
Profit before tax	981	1,567	1,814
Revenue from external customers	4,170	4,543	4,912
Inter-segment revenue	4,170	4,543	4,912
Total operating income/(expense)	4,170	4,543	4,912
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	758	753	791
Insurance, protection and investments	77	105	100
Credit cards	86	85	92
Non-banking and other fees	196	227	239
Total fee and commission income	1,117	1,170	1,222
Fee and commission expense	(428)	(421)	(415)
Net fee and commission income	689	749	807
Customer loans	205,298	199,869	200,324
Total assets	288,488	289,381	314,760
Customer deposits	177,822	172,131	175,921
Total liabilities	£ 272,147	£ 273,161	£ 298,558
Average number of staff | Employee	23,706	24,210	19,559
Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue
Retail banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	2,876	3,126	3,270
Non-interest income/(expense)	698	638	615
Total operating income/(expense)	3,574	3,764	3,885
Operating expenses before credit impairment losses, provisions and charges	(1,994)	(1,929)	(1,856)
Credit impairment (losses)/releases	(160)	(124)	(36)
Provisions for other liabilities and charges	(292)	(230)	(342)
Total operating credit impairment losses, provisions and (charges)/releases	(452)	(354)	(378)
Profit before tax	1,128	1,481	1,651
Revenue from external customers	4,311	4,421	4,534
Total operating income/(expense)	3,574	3,764	3,885
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	702	697	737
Insurance, protection and investments	76	105	100
Credit cards	86	85	92
Non-banking and other fees	61	75	45
Total fee and commission income	925	962	974
Fee and commission expense	(373)	(382)	(367)
Net fee and commission income	552	580	607
Customer loans	180,398	172,747	168,729
Total assets	187,556	179,572	174,524
Customer deposits	145,050	142,065	143,834
Total liabilities	£ 145,917	£ 142,839	£ 150,847
Average number of staff | Employee	20,832	21,215	17,194
Retail banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ (737)	£ (657)	£ (649)
Corporate and commercial banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	359	403	391
Non-interest income/(expense)	78	82	74
Total operating income/(expense)	437	485	465
Operating expenses before credit impairment losses, provisions and charges	(264)	(258)	(223)
Credit impairment (losses)/releases	(37)	(23)	(13)
Provisions for other liabilities and charges	(20)	(14)	(55)
Total operating credit impairment losses, provisions and (charges)/releases	(57)	(37)	(68)
Profit before tax	116	190	174
Revenue from external customers	530	638	639
Total operating income/(expense)	437	485	465
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	27	27	27
Insurance, protection and investments	0
Credit cards	0
Non-banking and other fees	56	62	63
Total fee and commission income	83	89	90
Fee and commission expense	(23)	(25)	(31)
Net fee and commission income	60	64	59
Customer loans	16,297	17,702	19,391
Total assets	16,297	17,702	19,391
Customer deposits	18,234	17,606	17,760
Total liabilities	£ 18,260	£ 17,634	£ 18,697
Average number of staff | Employee	1,796	1,732	1,240
Corporate and commercial banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ (93)	£ (153)	£ (174)
Corporate and investment banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	63	69	67
Non-interest income/(expense)	112	183	261
Total operating income/(expense)	175	252	328
Operating expenses before credit impairment losses, provisions and charges	(171)	(250)	(292)
Credit impairment (losses)/releases	(22)	(14)	(174)
Provisions for other liabilities and charges	(17)	(8)	(11)
Total operating credit impairment losses, provisions and (charges)/releases	(39)	(22)	(185)
Profit before tax	(35)	(20)	(149)
Revenue from external customers	181	297	396
Total operating income/(expense)	175	252	328
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	29	29	27
Insurance, protection and investments	0
Credit cards	0	0
Non-banking and other fees	71	87	123
Total fee and commission income	100	116	150
Fee and commission expense	(17)	(14)	(17)
Net fee and commission income	83	102	133
Customer loans	4,114	4,613	6,037
Total assets	4,727	8,607	25,368
Customer deposits	6,101	4,853	4,546
Total liabilities	£ 6,500	£ 8,885	£ 24,388
Average number of staff | Employee	901	1,083	1,006
Corporate and investment banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ (6)	£ (45)	£ (68)
Corporate centre [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	(3)	8	75
Non-interest income/(expense)	(13)	34	159
Total operating income/(expense)	(16)	42	234
Operating expenses before credit impairment losses, provisions and charges	(97)	(126)	(131)
Credit impairment (losses)/releases	(1)	8	20
Provisions for other liabilities and charges	(114)	(8)	15
Total operating credit impairment losses, provisions and (charges)/releases	(115)		35
Profit before tax	(228)	(84)	138
Revenue from external customers	(852)	(813)	(657)
Total operating income/(expense)	(16)	42	234
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	0	0
Insurance, protection and investments	1
Credit cards	0
Non-banking and other fees	8	3	8
Total fee and commission income	9	3	8
Fee and commission expense	(15)	0
Net fee and commission income	(6)	3	8
Customer loans	4,489	4,807	6,167
Total assets	79,908	83,500	95,477
Customer deposits	8,437	7,607	9,781
Total liabilities	£ 101,470	£ 103,803	£ 104,626
Average number of staff | Employee	177	180	119
Corporate centre [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ 836	£ 855	£ 891